Revenue and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and Accounts Receivable [Abstract]
Revenue by Type of Charter
Below are presented, per type of charter, the Company’s revenues for 2023, 2022 and 2021 and also the balance of Accounts receivable, net, for December 31, 2023 and 2022.

Charter type	2023	2022	2021
Time charters	$57,975	$8,131	$10,282
Pool arrangements	48,332	43,712	2,603
Voyage charters	2,631	23,330	23,606
Total Revenue	$108,938	$75,173	$36,491

Accounts Receivable by Type of Charter
	As of December 31,
Charter type	2023	2022
Time charters	$2,638	$34
Pool arrangements	5,213	6,440
Voyage charters	429	2,636
Total Acc. Receivable, net	$8,280	$9,110

Revenue and Accounts Receivable from Charterers	Moreover, the charterers that accounted for more than 10% of the Company’s revenue are presented below:
Charterer	2023	2022	2021
A	11%	-	26%
B	28%	-	-
C	-	-	17%
D	13%	41%	-
E	32%	18%	-